Cover	Aug. 12, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2021
Entity File Number	000-55049
Entity Registrant Name	CURRENCYWORKS INC.
Entity Central Index Key	0001515139
Entity Tax Identification Number	27-3098487
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	561 Indiana Court
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90291
City Area Code	424
Local Phone Number	570.9446
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Nil
Trading Symbol	N/A
Entity Emerging Growth Company	false